Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Operating Lease by lessee	$ 18,624	$ 19,947	$ 21,044
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	4,159	5,714	4,730
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessee	2,856	1,085	817
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	$ 11,609	$ 13,148	$ 15,497